Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

Additional Loans Under Secured Note

On October 3, 2023, AgeX drew $500,000 of its credit available under the Secured Note. On October 31, 2023 AgeX drew the final $500,000 of the credit line available under the Secured Note.

Increase in Secured Note Line of Credit

On November 9, 2023, AgeX and Juvenescence entered into the Allonge and Fifth Amendment to Amended and Restated Convertible Promissory Note (the “Fifth Amendment”) that increases the amount of the line of credit available to AgeX by $4,400,000, subject to the terms of the Secured Note and Juvenescence’s discretion to approve and fund each of AgeX’s future draws of that additional amount of credit. Concurrently with the execution of the Fifth Amendment, AgeX also entered into an additional Pledge Agreement to add shares of a subsidiary to the collateral under the Security Agreement, and AgeX’s subsidiaries ReCyte, Reverse Bio, and UniverXome each entered into a Guaranty Agreement and Joinder Agreement pursuant to which each of them agreed to guaranty AgeX’s obligations to Juvenescence pursuant to the Secured Note, as amended by the Fifth Amendment, and to grant Juvenescence a security interest in their respective assets pursuant to the Security Agreement to secure their obligations to Juvenescence.

Amendment to Preferred Stock and Remediation of Stock Exchange Listing Deficiency

On July 24, 2023, AgeX issued shares of AgeX Series A Preferred Stock and AgeX Series B Preferred Stock to Juvenescence in exchange for the extinguishment of $36 million of indebtedness owed to Juvenescence with the intent of adding $36 million to stockholders equity to eliminate a stockholders equity deficiency that caused AgeX to be out of compliance with the NYSE American continued listing standards. However, upon subsequent consideration in consultation with AgeX’s independent registered public accountants, AgeX determined that, in accordance with applicable guidance to GAAP, the deemed liquidation preference provisions of the Preferred Stock could be considered contingent redemption provisions that are not solely within AgeX’s control, requiring that the Preferred Stock be presented outside of permanent equity in the mezzanine section of the condensed consolidated balance sheet as of September 30, 2023. To comply with the NYSE American listing requirement by permitting the Preferred Stock to qualify now as permanent equity, on November 7, 2023, Section 3(b) of the terms of the Series A Preferred Stock and Series B Preferred Stock was amended (i) to clarify that certain change of control or disposition of asset transactions would be treated as a deemed liquidation if the applicable transaction is approved by the Board of Directors or stockholders of AgeX, and (ii) to provide that in case of such a deemed liquidation transaction holders of Preferred Stock would receive the same type of consideration as that distributed or paid to holders of AgeX common stock. AgeX has informed the NYSE American of the accounting issue and the remedy that has been implemented and AgeX believes it is in compliance with NYSE American’s continued listing standards.

The following pro-forma condensed consolidated balance sheet illustrates the effect of the Preferred Stock in permanent equity.

Non-GAAP Financial Measures

The condensed consolidated interim financial statements include stockholders equity (deficit) prepared in accordance with accounting principles generally accepted in the United States (GAAP). The following pro-forma condensed consolidated balance sheet includes certain pro forma historical non-GAAP adjustments to the balance sheet. In particular, AgeX has provided a non-GAAP pro forma presentation of Series A Preferred Stock and Series B Preferred Stock classified as permanent equity, eliminating the stockholders deficit, based on a post-September 30, 2023 amendment to the liquidation provisions of the Preferred Stock. Non-GAAP financial measures are not meant to be considered in isolation or as a substitute for comparable financial measures prepared in accordance with GAAP. However, AgeX believes the non-GAAP presentation of stockholders equity, when viewed in conjunction with our GAAP presentation, is helpful in understanding AgeX’s current capital structure.

AGEX THERAPEUTICS, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATED PRO FORMA BALANCE SHEET

(in thousands, except par value amounts)

(unaudited)

	September 30, 2023	Adjustment	Adjusted Balance

ASSETS
Current assets:
Cash and cash equivalents	$397	$-	$397
Accounts and grants receivable, net	67	-	67
Related party receivables, net	4	-	4
Prepaid expenses and other current assets	673	-	673
Total current assets	1,141	-	1,141

Restricted cash	50	-	50
Intangible assets, net	640	-	640
Convertible note receivable	10,379	-	10,379
TOTAL ASSETS	$12,210	$-	$12,210

LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable and accrued liabilities	$1,671	$-	$1,671
Loan due to Juvenescence, net of debt issuance costs, current portion	1,526	-	1,526
Insurance premium liability and other current liabilities	7	-	7
Total current liabilities	3,204	-	3,204

Loan due to Juvenescence, net of debt issuance costs, net of current portion	693	-	693
TOTAL LIABILITIES	3,897	-	3,897

Commitments and contingencies

Series A preferred stock; no par value; stated value $100 per share; 212 and nil shares issued and outstanding, respectively	21,135	(21,135)	-
Series B preferred stock; no par value; stated value $100 per share; 148 and nil shares issued and outstanding, respectively	14,823	(14,823)	-

Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value, 5,000 shares authorized; and
Series A Preferred stock - 212 and nil shares issued and outstanding, respectively	-	-	-
Series B Preferred stock - 148 and nil shares issued and outstanding, respectively	-	-	-
Common stock, $0.0001 par value, 200,000 shares authorized; and 37,951 and 37,949 shares issued and outstanding, respectively	4	-	4
Additional paid-in capital	100,017	35,958	135,975
Accumulated deficit	(127,557)	-	(127,557)
Total AgeX Therapeutics, Inc. stockholders’ equity (deficit)	(27,536)	35,958	8,422
Noncontrolling interest	(109)	-	(109)
Total stockholders’ equity (deficit)	(27,645)	35,958	8,313
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)	$12,210	$-	$12,210

11. Subsequent Events

2022 Secured Convertible Promissory Note

On January 25, 2023, AgeX borrowed an additional $500,000 under the Secured Note. In connection with that draw of loan funds under the Secured Note, AgeX issued to Juvenescence warrants to purchase 340,136 shares of AgeX common stock at an exercise price of $0.735 per share.

Amended and Restated Secured Convertible Promissory Note

On February 9, 2023, AgeX and Juvenescence entered into an Amended and Restated Secured Convertible Promissory Note which amends and restates the February 14, 2022 Secured Note and provides that AgeX may borrow up to an additional $2,000,000 from Juvenescence until May 9, 2023 subject to Juvenescence’s discretion to approve each loan draw. References to the Secured Note include the Amended and Restated Secured Note. AgeX may not draw more than $1 million in any single draw. The date on which the outstanding principal balance of the Secured Note will become due and payable shall be February 14, 2024, consistent with the original terms of the Secured Note.

The other material provisions of the Secured Note, including but not limited to those pertaining to loan origination fees, default provisions, provisions governing the rights of AgeX and Juvenescence to convert the loan balance and any accrued but unpaid origination fees into shares of AgeX common stock, and provisions requiring AgeX to issue common stock purchase warrants to Juvenescence in connection with borrowings remain in effect and will apply to any draw down of the additional $2,000,000 credit available under the Secured Note as amended.

AgeX’s obligations under the Secured Note, including with respect to any additional borrowings, will continue to be secured by the security interests in AgeX assets granted to Juvenescence pursuant to the Security Agreement.

On February 15, 2023, AgeX drew $1,000,000 of its available credit under the Secured Note. In connection with that draw of loan funds, AgeX issued to Juvenescence warrants to purchase 801,924 shares of AgeX common stock at an exercise price of $0.6235 per share, the closing price of AgeX common stock on the NYSE American on February 10, 2023, the trading day immediately preceding delivery of AgeX’s drawdown notice of loan funds.

2020 Loan Agreement

On March 13, 2023, the 2020 Loan Agreement was amended to extend the maturity date to March 30, 2024.

$10 Million Secured Convertible Promissory Note

On March 13, 2023, AgeX and Juvenescence entered into a Secured Convertible Promissory Note (the “$10 Million Secured Note”) pursuant to which Juvenescence has loaned to AgeX $10,000,000. AgeX used the loan proceeds to finance the purchase of a Convertible Promissory Note (the “Serina Note”) issued by Serina Therapeutics Inc., an Alabama corporation (“Serina”) to AgeX on March 15, 2023, pursuant to the terms of a Convertible Note Purchase Agreement (the “Serina Note Purchase Agreement”)

The outstanding principal balance of the $10 Million Secured Note will become due and payable on March 13, 2026. In lieu of accrued interest, AgeX will pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the $10 Million Secured Note into shares of AgeX common stock, (ii) repayment of the $10 Million Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the $10 Million Secured Note following an Event of Default as defined in the $10 Million Secured Note.

If (a) AgeX and Serina have not entered into a definitive merger agreement by June 13, 2023; (b) a merger between AgeX and Serina is terminated or either party gives notice to terminate the merger agreement; or (c) the merger is not consummated by March 13, 2024, then AgeX may, after written notice to Juvenescence, pay and satisfy in full the principal balance and accrued origination fees under the $10 Million Secured Note by tendering to Juvenescence the Serina Note and shares of capital stock of Serina, if any, that may have been issued to AgeX upon conversion of the Serina Note in whole or in part.

AgeX may convert the loan balance and any accrued but unpaid origination fee into AgeX common stock or “units” if AgeX consummates a sale of common stock (or common stock paired with warrants or other convertible securities in “units”) in which the gross sale proceeds are at least $10,000,000. If less than $25,000,000 is raised through the sale of common stock or units, the conversion price per share or units shall be the lowest price at which shares or units are sold. If at least $25,000,000 is raised, the conversion price per share shall be 85% of the “Market Price” of AgeX common stock determined as provided in the $10 Million Secured Note.

Juvenescence may convert the outstanding principal amount of the $10 Million Secured Note plus the accrued origination fee into AgeX common stock at the market price per share of AgeX common stock. Juvenescence may not convert the $10 Million Secured Note to AgeX common stock before the earlier of (i) a merger between AgeX and Serina, and (ii) March 13, 2024. Any conversion of the $10 Million Secured Note into AgeX common stock is subject to certain restrictions to comply with applicable requirements of the NYSE American where AgeX common stock is listed.

The outstanding principal amount of the $10 Million Secured Note and the accrued origination fee may become immediately due and payable prior to the maturity date if an Event of Default as defined in the $10 Million Secured Note occurs. Events of Default under the $10 Million Secured Note are substantially the same events as those constituting an Event of Default under the Secured Note except that such events pertain to the $10 Million Secured Note and related loan documents.

The $10 Million Secured Note includes certain covenants that among other matters require financial reporting and impose certain restrictions on AgeX that are substantially the same as those under the Secured Note.

AgeX has entered into an Amended and Restated Security Agreement that amends the February 14, 2022 Security Agreement between AgeX and Juvenescence and adds the $10 Million Secured Note to the obligations secured by the Security Agreement. The Security Agreement grants Juvenescence a security interest in substantially all of the assets of AgeX, including a security interest in shares of AgeX subsidiaries that hold certain assets, as collateral for AgeX’s loan obligations. If an Event of Default occurs, Juvenescence will have the right to foreclose on the assets pledged as collateral.

Serina Note

On March 15, 2023, AgeX and Serina entered into the Serina Note Purchase Agreement, pursuant to which AgeX has agreed to lend to Serina an aggregate principal amount of $10,000,000 as evidenced by the Serina Note. Interest on the principal amount under the Serina Note accrues on the unpaid principal amount at a simple interest rate equal to 7% per annum, computed on the basis of the 360-day year of twelve 30-day months. The outstanding principal balance of the Serina Note will become due and payable on March 15, 2026.

In connection with the issuance of the Serina Note, AgeX is entitled to elect one member to the board of directors of Serina and receive certain information and inspection rights as well as participation rights for subsequent equity issuances.

The principal balance of the Serina Note with accrued interest will automatically convert into Serina preferred stock if Serina raises at least $25,000,000 through the sale of shares of Serina preferred stock. The conversion price per share shall be the lower of (a) 80% of the lowest price at which the shares of preferred stock were sold, and (b) a “capped price” equal to $105,000,000 divided by Serina’s then fully diluted capitalization. AgeX has the option to convert the Serina Note into Serina preferred stock after a sale of Serina preferred stock regardless of the amount sold by Serina.

AgeX may (i) at its election, upon a change of control (as defined in the Serina Note), convert the Serina Note in whole or in part into either (a) cash in an amount equal to 100% of the outstanding principal amount of the Serina Note, plus interest, or (b) into the highest ranking shares of Serina then issued at a conversion price equal to the lowest price per share at which the most senior series of Serina shares has been sold in a single transaction or a series of related transactions through which Serina raised at least $5,000,000 or (ii) if the Serina Note remains outstanding as of the maturity date, AgeX may convert the Serina Note into the most senior shares of Serina issued at the time of conversion at a conversion price equal to the capped price.

Upon the consummation of a merger between AgeX and Serina, the Serina Note would remain outstanding and become an intercompany asset of AgeX and an intercompany liability of Serina.

The outstanding principal balance of the Serina Note with accrued interest may become immediately due and payable prior to the stated maturity date if an Event of Default as defined in the Serina Note occurs. In addition to this and any other remedy, both in equity and in law, upon the occurrence of an Event of Default, an interest rate of 10% per annum and computed on the basis of the 360-day year of twelve 30-day months, shall apply to the Convertible Amount until fully paid. Events of Default under the Serina Note include: (i) the commission of any act of bankruptcy by Serina or any Significant Subsidiary (as such term is defined in Rule 1-02(w) of Regulation S-X), (ii) the execution by Serina of a general assignment for the benefit of creditors, (iii) the filing by or against Serina or any Significant Subsidiary (as such term is defined in Rule 1-02(w) of Regulation S-X) of a petition in bankruptcy or any petition for relief under the federal bankruptcy act (or, in each case, under any similar insolvency law) or the continuation of such petition without dismissal for a period of 60 calendar days or more, (iv) the appointment of a receiver or trustee to take possession of the property or assets of Serina or any Significant Subsidiary (as such term is defined in Rule 1-02(w) of Regulation S-X), (v) failure of Serina to pay any amount due under the Serina Note when due, which failure to pay is not cured by Serina within 5 business days of written notice thereof, (vi) unless waived by AgeX, Serina’s material breach of any representation, warranty or covenant of Serina under the Serina Note Purchase Agreement, Serina Note or other agreements entered in connection therewith, which breach, if curable, is not cured by Serina within 10 business days of written notice by AgeX thereof, (vii) Serina or any subsidiary shall default on any of its obligations under any indebtedness which default causes the indebtedness thereunder to (x) become prematurely due and payable, (y) be placed on demand or (z) become capable of being declared by or on behalf of a creditor thereunder to be prematurely due and payable or being placed on demand, in each case, as a result of such default or any provision having a similar effect (howsoever prescribed), (viii) any monetary judgment, writ or similar final process shall be entered or filed against Serina, any subsidiary or any of their respective property or other assets for more than $250,000, and such judgment, writ or similar final process shall remain unvacated, unbonded or unstayed for a period of 45 calendar days, and (ix) Serina experiences a Material Adverse Effect (as defined in the Serina Note Purchase Agreement).

The Serina Note Purchase Agreement and Serina Note each includes certain covenants that among other matters require financial reporting and impose certain restrictions, including (i) restrictions on the incurrence of additional indebtedness by Serina and its subsidiaries; (ii) requiring that Serina use note proceeds and funds that may be raised through certain equity offerings only for research and development work, professional and administrative expenses, and for general working capital; and (iii) prohibiting Serina from entering into any material sale or transfer transactions outside of the ordinary course of business, other than in a merger between AgeX and Serina, without the consent of AgeX.

Subordination Agreement

In connection with the issuance of the Serina Note, Serina, each other holder of Serina indebtedness (each a “Serina Lender”), and AgeX entered into a Subordination Agreement, dated March 15, 2023, pursuant to which each Serina Lender agreed to subordinate to AgeX’s rights of repayment with respect to the obligations owed under the Serina Note Purchase Agreement and the Serina Note (i) all Serina indebtedness owed to such Serina Lender under certain convertible notes between each Serina Lender and Serina, which aggregate principal amount of all of such convertible notes equals $1,450,000, and (ii) any related security interests.